Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Equity
12
. Equity
Preferred Stock
Our charter authorizes us to issue 200,000,000 shares of our preferred stock, par value $0.01 per share. As of both March
31
,
2021
 and December
31
,
2020
, no shares of our preferred stock were issued and outstanding.

Common Stock
Our charter authorizes
 us to issue
1,000,000,000
shares of our common stock, par value $
0.01
per share, whereby
900,000,000
shares are classified as Class T common stock and
100,000,000
shares are classified as Class I common stock. Each share of our common stock, regardless of class, will be entitled to one
 vote per share on matters presented to the common stockholders for approval; provided, however, that stockholders of one
 share class shall have exclusive voting rights on any amendment to our charter that would alter only the contract rights of that share class, and no
 stockholders of another share class shall be entitled to vote thereon. As of both March
31
,
2021
 and December
31
,
2020
, our advisor owned
20,833
shares of our Class T common stock. On February
15
,
2019
, we terminated our initial offering and we continued to offer shares of our common stock pursuant to the
2019

DRIP Offering. See the “Distribution Reinvestment Plan” section below for a further discussion.
Through March
31
,
2021
, we had issued
75,639,681
aggregate shares of our Class T and Class I common stock in connection with the primary portion of our initial offering and
8,025,943
 aggregate shares of our Class T and Class I common stock pursuant to our DRIP Offerings. We also granted an aggregate of
105,000
shares of our restricted Class T common stock to our independent directors and repurchased
2,094,110
shares of our common stock under our share repurchase plan through March
31
,
2021
. As of March
31
,
2021
 and December
31
,
2020
, we had
81,697,347
and
81,339,337
 aggregate shares of our Class T and Class I common stock, respectively, issued and outstanding.

Distribution Reinvestment Plan
We had registered and reserved
 $
150,000,000
in shares of our common stock for sale pursuant to the DRIP in our initial offering. The DRIP allows stockholders to purchase additional Class T shares and Class I shares of our common stock through the reinvestment of distributions during our initial offering. Pursuant to the DRIP, distributions with respect to Class T shares are reinvested in Class T shares and distributions with respect to Class I shares are reinvested in Class I shares. On February
15
,
2019
, we terminated our initial offering and we continued to offer up to $
100,000,000
in shares of our common stock pursuant to the
2019
 DRIP Offering. In connection with our special committee’s strategic alternative review process and in order to facilitate a strategic transaction, on March 18, 2021, our board authorized the suspension of the DRIP, effective as of April 1, 2021, unless and until our board reinstates the DRIP. As a consequence of the suspension of the DRIP, beginning with the April 2021 distributions, which were paid in May 2021, there will be no further issuances of shares pursuant to the DRIP, and stockholders who are participants in the DRIP received or will receive cash distributions instead.
Since April 6, 2018,
our board has approved and established an estimated per share net asset value, or NAV, on at least an annual basis. Commencing with the distribution payment to stockholders paid in the month following such board approval, shares of our common stock issued pursuant the DRIP were or will be issued at the current estimated per share NAV until such time as our board determines an updated estimated per share NAV.
For the three months
 ended March 31, 2021 and 2020, $4,106,000 and $6,437,000, respectively, in distributions were reinvested and 430,349 and 674,756 shares of our common stock, respectively, were issued pursuant to our DRIP Offerings. As of March 31, 2021 and December 31, 2020, a total of $76,598,000 and $72,492,000, respectively, in distributions were cumulatively reinvested that resulted in 8,025,943 and 7,595,594 shares of our common stock, respectively, being issued pursuant to our DRIP Offerings.
Share Repurchase Plan
Due to the impact the coronavirus,
 or
COVID-19,
pandemic has had on the United States and globally, and the ongoing uncertainty of the severity and duration of the
COVID-19
pandemic and its effects, beginning in March 2020, our board decided to take steps to protect our capital and maximize our liquidity in an effort to strengthen our long-term financial prospects. As a result, on March 31, 2020, our board suspended our share repurchase plan with respect to all repurchase requests other than repurchases resulting from the death or qualifying disability of stockholders, beginning with share repurchase requests submitted for repurchase during the second quarter of 2020. Repurchase requests resulting from the death or qualifying disability of stockholders were not suspended, but remained subject to all terms and conditions of our share repurchase plan, including our board’s discretion to determine whether we have sufficient funds available to repurchase any shares. In connection with our special committee’s strategic alternative review process and in order to facilitate a strategic transaction, on March 18, 2021, our board approved the suspension of our share repurchase plan with respect to all repurchase requests received by us after February 28, 2021, including repurchases resulting from the death or qualifying disability of stockholders, until such time, if any, as our board determines to reinstate our share repurchas
e
 plan.
Prior to its suspension,
 our share repurchase plan allowed for repurchases of shares of our common stock by us when certain criteria were met. Share repurchases were made at the sole discretion of our board. Subject to the availability of the funds for share repurchases, we generally limited the number of shares of our common stock repurchased during any calendar year to
5.0
% of the weighted average number of shares of our common stock outstanding during the prior calendar year; provided, however, that shares subject to a repurchase requested upon the death of a stockholder were not subject to this cap. Funds for the repurchase of shares of our common stock came exclusively from the cumulative proceeds we received from the sale of shares of our common stock pursuant to our DRIP Offerings.
During our initial offering
 and with respect to shares repurchased for the quarter ended March 31, 2019, the repurchase amount for shares repurchased under our share repurchase plan was equal to the lesser of (i) the amount per share that a stockholder paid for their shares of our common stock, or (ii) the per share offering price in our initial offering. Commencing with shares repurchased for the quarter ended June 30, 2019, the repurchase amount for shares repurchased under our share repurchase plan was the lesser of (i) the amount per share the stockholder paid for their shares of our common stock, or (ii) the most recent estimated value of one share of the applicable class of common stock as determined by our board. However, if shares of our common stock were repurchased in connection with a stockholder’s death or qualifying disability, the repurchase price was no less than 100% of the price paid to acquire the shares of our common stock from us.
For the three months ended March 31, 2021, we repurchased 72,339 shares of our common stock, for an aggregate of $714,000, at an average repurchase price of $9.86 per share. For the three months ended March 31, 2020, we did not repurchase any shares. As of March 31, 2021 and December 31, 2020, we cumulatively repurchased 2,094,110 and 2,021,771 shares of our common stock, respectively, for an aggregate of $19,584,000 and $18,870,000, respectively, at an average repurchase price of $9.35 and $9.33 per share, respectively. In April 2021, we repurchased 117,228 shares of our common stock, for an aggregate of $1,160,000, at an average repurchase price of $9.89 per share. All shares were repurchased using the cumulative proceeds we received from the sale of shares of our common stock pursuant to our DRIP Offerings.

Noncontrolling Interest
In connection with our acquisition
 of Louisiana Senior Housing Portfolio on January 3, 2020, as of both March 31, 2021 and December 31, 2020, we owned an approximate
90.0
% interest in our consolidated joint venture that owns such properties. As such,
10.0
% of the net earnings of the joint venture were allocated to noncontrolling interests in our accompanying condensed consolidated statements of operations for the three months ended March 31, 2021 and for the period from January 3, 2020 through March 31, 2020, and the carrying amount of such noncontrolling interest is presented in total equity in our accompanying condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020.

12. Equity
Preferred Stock
Our charter authorizes us to issue 200,000,000 shares of our preferred stock, par value $0.01 per share. As of both December 31, 2020 and 2019, no shares of our preferred stock were issued and outstanding.
Common Stock
Our charter authorizes us to issue 1,000,000,000 shares of our common stock, par value $0.01 per share, whereby 900,000,000 shares are classified as Class T common stock and 100,000,000 shares are classified as Class I common stock. Each share of our common stock, regardless of class, will be entitled to one vote per share on matters presented to the common stockholders for approval; provided, however, that stockholders of one share class shall have exclusive voting rights on any amendment to our charter that would alter only the contract rights of that share class, and no stockholders of another share class shall be entitled to vote thereon. As of both December 31, 2020 and 2019, our advisor owned 20,833 shares of our Class T common stock. On February 15, 2019, we terminated our initial offering and we continued to offer shares of our common stock pursuant to the 2019 DRIP Offering. See the “Distribution Reinvestment Plan”
section below for a further discussion.
Through December 31, 2020, we had issued 75,639,681 aggregate shares of our Class T and Class I common stock in connection with the primary portion of our initial offering and 7,595,594 aggregate shares of our Class T and Class I common stock pursuant to our DRIP Offerings. We also granted an aggregate of 105,000 shares of our restricted Class T common stock to our independent directors and repurchased 2,021,771 shares of our common stock under our share repurchase plan through December 31, 2020. As of December 31, 2020 and 2019, we had 81,339,337 and 79,899,874 aggregate shares of our Class T and Class I common stock, respectively, issued and outstanding.
Distribution Reinvestment Plan
We had registered and reserved $150,000,000 in shares of our common stock for sale pursuant to the DRIP in our initial offering. The DRIP allows stockholders to purchase additional Class T shares and Class I shares of our common stock through the reinvestment of distributions during our initial offering. Pursuant to the DRIP, distributions with respect to Class T shares are reinvested in Class T shares and distributions with respect to Class I shares are reinvested in Class I shares. On February 15, 2019, we terminated our initial offering and we continued to offer up to $100,000,000 in shares of our common stock pursuant to the 2019 DRIP Offering. In connection with our board’s strategic alternative review process and in order to facilitate a strategic transaction, on March 18, 2021, our board authorized the suspension of the DRIP, effective as of April 1, 2021, unless and until our board reinstates the DRIP. As a consequence of the suspension of the DRIP, beginning with the April 2021 distributions, which will be payable on or about May 1, 2021, there will be no further issuances of shares pursuant to the DRIP, and stockholders who are participants in the DRIP will receive cash distributions instead.
Since April 6, 2018, our board has approved and established an estimated per share net asset value, or NAV, on at least an annual basis. Commencing with the distribution payment to stockholders paid in the month following such board approval, shares of our common stock issued pursuant the DRIP were or will be issued at the current estimated per share NAV until such time as our board determines an updated estimated per share NAV. The following is a summary of our historical estimated per share NAV of our Class T and Class I common stock:

Approval Date by our Board	Estimated Per Share NAV (Unaudited)
04/06/18	$9.65
04/04/19	$9.54
04/02/20	$9.54
For the years ended December 31, 2020, 2019 and 2018, $19,862,000, $25,533,000 and $17,612,000, respectively, in distributions were reinvested and 2,081,895, 2,666,913 and 1,838,711 shares of our common stock, respectively, were issued pursuant to our DRIP Offerings. As of December 31, 2020 and 2019, a total of $72,492,000 and $52,630,000, respectively, in distributions were cumulatively reinvested that resulted in 7,595,594 and 5,513,699 shares of our common stock, respectively, being issued pursuant to our DRIP Offerings.
Share Repurchase Plan
Due to the impact the
COVID-19
pandemic has had on the United States and globally, and the ongoing uncertainty of the severity and duration of the
COVID-19
pandemic and its effects, beginning in March 2020, our board decided to take steps to protect our capital and maximize our liquidity in an effort to strengthen our long-term financial prospects. As a result, on March 31, 2020, our board suspended our share repurchase plan with respect to all repurchase requests other than repurchases resulting from the death or qualifying disability of stockholders, beginning with share repurchase requests submitted for repurchase during the second quarter of 2020. Repurchase requests resulting from the death or qualifying disability of stockholders were not suspended, but remained subject to all terms and conditions of our share repurchase plan, including our board’s discretion to determine whether we have sufficient funds available to repurchase any shares.
In connection with our board’s strategic alternative review process and in order to facilitate a strategic transaction, on March 18, 2021, our board approved the suspension of our share repurchase plan with respect to all repurchase requests received by us after February 28, 2021, including repurchases resulting from the death or qualifying disability of stockholders, until such time, if any, as our board determines to reinstate our share repurchase plan.
Prior to the suspension of our share repurchase plan, our share repurchase plan allowed for repurchases of shares of our common stock by us when certain criteria are met. Share repurchases were made at the sole discretion of our board. Subject to the availability of the funds for share repurchases, we generally limited the number of shares of our common stock repurchased during any calendar year to 5.0% of the weighted average number of shares of our common stock outstanding during the prior calendar year; provided, however, that shares subject to a repurchase requested upon the death of a stockholder were not subject to this cap. Funds for the repurchase of shares of our common stock came exclusively from the cumulative proceeds we received from the sale of shares of our common stock pursuant to our DRIP Offerings.
All repurchases of our shares of common stock were subject to a one-year
holding period, except for repurchases made in connection with a stockholder’s death or “qualifying disability,” as defined in our share repurchase plan. Further, all share repurchases were repurchased following a one-year
holding period at a price between 92.5% to 100% of each stockholder’s repurchase amount depending on the period of time their shares had been held. During our initial offering and with respect to shares repurchased for the quarter ending March 31, 2019, the repurchase amount for shares repurchased under our share repurchase plan was equal to the lesser of (i) the amount per share that a stockholder paid for their shares of our common stock, or (ii) the per share offering price in our initial offering. Commencing with shares repurchased for the quarter ending June 30, 2019, the repurchase amount for shares repurchased under our share repurchase plan was the lesser of (i) the amount per share the stockholder paid for their shares of our common stock, or (ii) the most recent estimated value of one share of the applicable class of common stock as determined by our board. See the “Distribution Reinvestment Plan” section above for a summary of our historical estimated per share NAV. However, if shares of our common stock were repurchased in connection with a stockholder’s death or qualifying disability, the repurchase price was no less than 100% of the price paid to acquire the shares of our common stock from us. Furthermore, our share repurchase plan provided that if there were insufficient funds to honor all repurchase requests, pending requests may be honored among all requests for repurchase in any given repurchase period, as follows: first, pro rata as to repurchases sought upon a stockholder’s death; next, pro rata as to repurchases sought by stockholders with a qualifying disability; and, finally, pro rata as to other repurchase requests.
For the years ended December 31, 2020, 2019 and 2018, we repurchased 664,932, 928,675 and 350,418 shares of our common stock, respectively, for an aggregate of $6,214,000, $8,609,000 and $3,312,000, respectively, at an average repurchase price of $9.34, $9.27 and $9.45 per share, respectively. As of December 31, 2020 and 2019, we cumulatively repurchased 2,021,771 and 1,356,839 shares of our common stock, respectively, for an aggregate of $18,870,000 and $12,656,000, respectively, at an average repurchase price of $9.33 per share. In January 2021, we repurchased 72,339 shares of our common stock, for an aggregate of $713,000, at an average repurchase price of $9.86 per share. All shares were repurchased using the cumulative proceeds we received from the sale of shares of our common stock pursuant to our DRIP Offerings.
2015 Incentive Plan
We adopted the 2015 Incentive Plan, or our incentive plan, pursuant to which our board, or a committee of our independent directors, may make grants of options, restricted shares of common stock, stock purchase rights, stock appreciation rights or other awards to our independent directors, employees and consultants. The maximum number of shares of our common stock that may be issued pursuant to our incentive plan is 4,000,000 shares. For the years ended December 31, 2020, 2019 and 2018, we granted an aggregate of 22,500 shares of our restricted Class T common stock at a weighted average grant date fair value of $9.54, $9.54 and $9.65 per share, respectively, to our independent directors in connection with their re-election
to our board or in consideration for their
past services rendered. Such
shares vested 20.0% immediately on the grant date and 20.0% will vest on each of the first four anniversaries of the grant date. We follow ASC Topic 718,
Compensation — Stock Compensation
, to account for our stock compensation pursuant to our incentive plan. For the years ended December 31, 2020, 2019 and 2018, we recognized stock compensation expense of $215,000, $207,000 and $185,000, respectively, which is included in general and administrative in our accompanying consolidated statements of operations.
Offering Costs
Selling Commissions
Through the termination of our initial offering on February 15, 2019, we generally paid our dealer manager selling commissions of up to 3.0% of the gross offering proceeds from the sale of Class T shares of our common stock pursuant to the primary portion of our initial offering. No selling commissions were payable on Class I shares or shares of our common stock sold pursuant to our DRIP Offerings. Following the termination of our initial offering on February 15, 2019, we no longer incur additional selling commissions. For the years ended December 30, 2019 and 2018, we incurred $2,241,000 and $6,983,000, respectively, in selling commissions to our dealer manager. Such commissions were charged to stockholders’ equity as such amounts were paid to our dealer manager from the gross proceeds of our initial offering.
Dealer Manager Fee
Through the termination of our initial offering on February 15, 2019, with respect to shares of our Class T common stock, our dealer manager generally received a dealer manager fee of up to 3.0% of the gross offering proceeds from the sale of Class T shares of our common stock pursuant to our initial offering, of which 1.0% of the gross offering proceeds was funded by us and up to an amount equal to 2.0% of the gross offering proceeds was funded by our advisor. Effective March 1, 2017 and through the termination of our initial offering on February 15, 2019, with respect to shares of our Class I common stock, our dealer manager generally received a dealer manager fee up to an amount equal to 1.5% of the gross offering proceeds from the sale of Class I shares of our common stock pursuant to the primary portion of our initial offering, all of which was funded by our advisor. No dealer manager fee was payable on shares of our common stock sold pursuant to our DRIP Offerings.
Following the termination of our initial offering on February 15, 2019, we no longer incur additional dealer manager fees. For the years ended December 31,

2019 and 2018, we incurred $
759,000
and $
2,364,000
, respectively, in dealer manager fees to our dealer manager. Such fees were charged to stockholders’ equity as such amounts were paid to our dealer manager or its affiliates from the gross proceeds of our initial offering. See Note 13, Related
Party Transactions — Offering Stage — Dealer Manager Fee, for a further discussion of the dealer manager fee funded by our advisor.
Stockholder Servicing Fee
We pay our dealer manager a quarterly stockholder servicing fee with respect to our Class T shares sold as additional compensation to the dealer manager and participating broker-dealers. No stockholder servicing fee is paid with respect to Class I shares or shares of our common stock sold pursuant to our DRIP Offerings. The stockholder servicing fee accrues daily in an amount equal to 1/365th of 1.0% of the purchase price per share of our Class T shares sold in the primary portion of our initial offering. We will cease paying the stockholder servicing fee with respect to our Class T shares sold in the primary portion of our initial offering upon the occurrence of certain defined events, such as our redemption of such Class T shares. Our dealer manager may re-allow
to participating broker-dealers all or a portion of the stockholder servicing fee for services that such participating broker-dealers perform in connection with the shares of our Class T common stock. By agreement with participating broker-dealers, such stockholder servicing fee may be reduced or limited.
Following the termination of our initial offering on February 15, 2019, we no longer incur additional stockholder servicing fees. For the years ended
December 31, 2019 and 2018, we incurred $2,573,000 and $8,069,000, respectively, in stockholder servicing fees to our dealer manager. As of December 31, 2020 and 2019, we accrued $6,100,000 and $12,610,000, respectively, in connection with the stockholder servicing fee payable, which is included in accounts payable and accrued liabilities with a corresponding offset to stockholders’ equity in our accompanying consolidated balance sheets.
Noncontrolling Interest
In connection with our acquisition of Louisiana
Senior Housing Portfolio on January 3, 2020, as of December 31, 2020 we owned an approximate
90.0
% interest in our consolidated joint venture with SSMG that owns such properties. As such,
10.0
% of the net earnings of the joint venture were allocated to noncontrolling interests in our accompanying consolidated statements of operations for the period from January 3, 2020 through December 31, 2020, and the carrying amount of such noncontrolling interest is presented in total equity in our accompanying consolidated balance sheets as of December 31, 2020. We did not have any noncontrolling interest in total equity for the year ended December 31, 2019.